Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 39,797	€ 22,528
Other receivables	16	7
Loans to employees	14	2
Loans granted to Joint Venture	685	685
Receivables from Joint Venture	0	535
Trade and other financial receivables	39,827	23,757
Loans granted to Joint Venture	566	566
Guarantee deposit	1,133	733
Non-current financial assets	1,133	1,299
Guarantee deposit	560	482
Financial investments	5,397	57,192
Other current financial assets	5,957	57,674
Cash and cash equivalents	83,308	113,865	€ 22,338	€ 6,448
Total Non-current	1,133	1,299
Total Current	€ 129,092	€ 195,296